Document and Entity Information	Jul. 01, 2020
Cover [Abstract]
Entity Incorporation, State or Country Code	TN
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value per share
Security Exchange Name	NASDAQ
Amendment Description	On July 1, 2020, CapStar Financial Holdings, Inc., a Tennessee corporation (“CapStar”), filed with the U.S. Securities and Exchange Commission (the “SEC”) a Current Report on Form 8-K (the “Initial 8-K”) to disclose that it had completed its previously announced acquisitions of FCB Corporation, a Tennessee corporation (“FCB”) and The Bank of Waynesboro, a Tennessee chartered bank (“BOW”). This Form 8-K/A amends the Initial 8-K to include the historical audited and unaudited financial statements of FCB and BOW and the pro forma combined financial information required by Items 9.01(a) and 9.01(b) of Form 8-K that were excluded from the Initial 8-K in reliance on the instructions to such items.
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 01, 2020
Trading Symbol	CSTR
Entity Registrant Name	CAPSTAR FINANCIAL HOLDINGS, INC.
Entity Central Index Key	0001676479
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-37886
Entity Tax Identification Number	81-1527911
Entity Address, Address Line One	1201 Demonbreun Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	615
Local Phone Number	732-6400